Fair Value of Financial Assets and Liabilities (Tables)	6 Months Ended
Sep. 30, 2025
Text Block1 [Abstract]
Carrying Amounts of Financial Assets and Liabilities Carried at Fair Value

	At September 30, 2025
	Level 1 (1)	Level 2 (1)	Level 3	Total

	(In millions)
Financial assets:
Trading assets:
Debt instruments	¥3,988,875	¥1,235,728	¥—	¥5,224,603
Equity instruments	583,702	17,427	—	601,129

Total trading assets	4,572,577	1,253,155	—	5,825,732

Derivative financial instruments:
Interest rate derivatives	21,685	4,774,110	922	4,796,717
Currency derivatives	3,400	3,436,953	1,152	3,441,505
Equity derivatives	22,125	5,635	6,940	34,700
Commodity derivatives	3,289	4,990	—	8,279
Credit derivatives	—	25,030	263	25,293

Total derivative financial instruments	50,499	8,246,718	9,277	8,306,494

Financial assets at fair value through profit or loss:
Debt instruments	251,606	1,079,940	828,626	2,160,172
Equity instruments	1,811	687	91,551	94,049

Total financial assets at fair value through profit or loss	253,417	1,080,627	920,177	2,254,221

Investment securities at fair value through other comprehensive income:
Japanese government bonds	9,277,588	—	—	9,277,588
U.S. Treasury and other U.S. government agency bonds	5,531,095	55,759	—	5,586,854
Other debt instruments	1,868,291	9,090,704	—	10,958,995

Total debt instruments	16,676,974	9,146,463	—	25,823,437

Equity instruments	4,648,650	271,920	632,986	5,553,556

Total investment securities at fair value through other comprehensive income	21,325,624	9,418,383	632,986	31,376,993

Total	¥26,202,117	¥19,998,883	¥1,562,440	¥47,763,440

Financial liabilities:
Trading liabilities:
Debt instruments	¥3,783,882	¥379,437	¥—	¥4,163,319
Equity instruments	22,272	1,893	—	24,165

Total trading liabilities	3,806,154	381,330	—	4,187,484

Derivative financial instruments:
Interest rate derivatives	33,446	5,435,493	5,916	5,474,855
Currency derivatives	2,834	3,724,302	2,635	3,729,771
Equity derivatives	21,528	1,125	3,936	26,589
Commodity derivatives	3,379	3,663	—	7,042
Credit derivatives	—	40,972	122	41,094

Total derivative financial instruments	61,187	9,205,555	12,609	9,279,351

Financial liabilities designated at fair value through profit or loss	—	502,119	128,499	630,618

Others (2)	—	(12,457)	(20,164)	(32,621)

Total	¥3,867,341	¥10,076,547	¥120,944	¥14,064,832

	At March 31, 2025
	Level 1 (1)	Level 2 (1)	Level 3	Total

	(In millions)
Financial assets:
Trading assets:
Debt instruments	¥4,165,582	¥1,304,503	¥41,380	¥5,511,465
Equity instruments	663,969	1,179	—	665,148

Total trading assets	4,829,551	1,305,682	41,380	6,176,613

Derivative financial instruments:
Interest rate derivatives	40,359	5,029,763	177	5,070,299
Currency derivatives	—	3,050,767	1,059	3,051,826
Equity derivatives	33,409	122,320	6,072	161,801
Commodity derivatives	1,807	3,845	—	5,652
Credit derivatives	—	23,148	290	23,438

Total derivative financial instruments	75,575	8,229,843	7,598	8,313,016

Financial assets at fair value through profit or loss:
Debt instruments	439,183	1,532,360	849,122	2,820,665
Equity instruments	1,993	167	80,144	82,304

Total financial assets at fair value through profit or loss	441,176	1,532,527	929,266	2,902,969

Investment securities at fair value through other comprehensive income:
Japanese government bonds	11,180,546	—	—	11,180,546
U.S. Treasury and other U.S. government agency bonds	5,527,480	11,571	—	5,539,051
Other debt instruments	2,218,297	9,070,386	—	11,288,683

Total debt instruments	18,926,323	9,081,957	—	28,008,280

Equity instruments	4,398,814	221,594	550,448	5,170,856

Total investment securities at fair value through other comprehensive income	23,325,137	9,303,551	550,448	33,179,136

Total	¥28,671,439	¥20,371,603	¥1,528,692	¥50,571,734

Financial liabilities:
Trading liabilities:
Debt instruments	¥4,157,599	¥331,560	¥—	¥4,489,159
Equity instruments	347,076	2,204	—	349,280

Total trading liabilities	4,504,675	333,764	—	4,838,439

Derivative financial instruments:
Interest rate derivatives	52,418	5,724,113	4,350	5,780,881
Currency derivatives	94	3,458,041	2,950	3,461,085
Equity derivatives	18,995	404	2,693	22,092
Commodity derivatives	1,796	2,588	—	4,384
Credit derivatives	—	34,727	89	34,816

Total derivative financial instruments	73,303	9,219,873	10,082	9,303,258

Financial liabilities designated at fair value through profit or loss	—	468,168	129,678	597,846

Others (2)	—	(11,203)	(14,117)	(25,320)

Total	¥4,577,978	¥10,010,602	¥125,643	¥14,714,223

(1)
Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the period. There were no significant transfers between Level 1 and Level 2 for the six months ended September 30, 2025 and for the fiscal year ended March 31, 2025.

(2)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract. The separated embedded derivatives are measured at fair value using the valuation techniques described in “Derivative financial instruments (including embedded derivatives)” in Note 45 “Fair Value of Financial Assets and Liabilities” of the Group’s consolidated financial statements for the fiscal year ended March 31, 2025.

Reconciliations for Financial Assets and Liabilities Carried at Fair Value
The following tables present reconciliations from the beginning to the ending balances for financial assets and liabilities carried at fair value and categorized within Level 3 of the fair value hierarchy for the six months ended September 30, 2025 and 2024.

		Total gains (losses)									Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at September 30, 2025
	At April 1, 2025	Included in profit or loss	Included in other comprehensive income	Purchases	Sales	Issuances	Settlements (1)	Transfers into Level 3 (2)	Transfers out of Level 3 (2)	At September 30, 2025

	(In millions)
Trading assets:
Debt instruments	¥41,380	¥867	¥—	¥—	¥(42,247)	¥—	¥—	¥—	¥—	¥—	¥—

Total trading assets	41,380	867	—	—	(42,247)	—	—	—	—	—	—

Derivative financial instruments—net:
Interest rate derivatives—net	(4,173)	(3,644)	—	3,387	(564)	—	—	—	—	(4,994)	(1,509)
Currency derivatives—net	(1,891)	408	—	—	—	—	—	—	—	(1,483)	405
Equity derivatives—net	3,379	1,335	—	803	(2,513)	—	—	—	—	3,004	1,852
Credit derivatives—net	201	(60)	—	—	—	—	—	—	—	141	(58)

Total derivative financial instruments—net	(2,484)	(1,961)	—	4,190	(3,077)	—	—	—	—	(3,332)	690

Financial assets at fair value through profit or loss:
Debt instruments	849,122	11,059	(16)	135,041	(95,949)	—	(69,745)	—	(886)	828,626	10,878
Equity instruments	80,144	2,031	—	12,497	(1,504)	—	(1,353)	—	(264)	91,551	978

Total financial assets at fair value through profit or loss	929,266	13,090	(16)	147,538	(97,453)	—	(71,098)	—	(1,150)	920,177	11,856

Investment securities at fair value through other comprehensive income:
Equity instruments	550,448	—	7,206	4,417	(1,021)	—	(219)	72,155	—	632,986	—

Total investment securities at fair value through other comprehensive income	550,448	—	7,206	4,417	(1,021)	—	(219)	72,155	—	632,986	—

Financial liabilities designated at fair value through profit or loss	(129,678)	657	(25)	—	—	(7,700)	8,247	—	—	(128,499)	739

Others (3) —liabilities	14,117	6,208	—	—	—	—	—	—	(161)	20,164	6,160

Total	¥1,403,049	¥18,861	¥7,165	¥156,145	¥(143,798)	¥(7,700)	¥(63,070)	¥72,155	¥(1,311)	¥1,441,496	¥19,445

		Total gains (losses)									Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at September 30, 2024
	At April 1, 2024	Included in profit or loss	Included in other comprehensive income	Purchases	Sales	Issuances	Settlements (1)	Transfers into Level 3 (2)	Transfers out of Level 3 (2)	At September 30, 2024

	(In millions)
Trading assets:
Debt instruments	¥—	¥(78)	¥—	¥1,558	¥—	¥—	¥—	¥39,322	¥—	¥40,802	¥(78)

Total trading assets	—	(78)	—	1,558	—	—	—	39,322	—	40,802	(78)

Derivative financial instruments—net:
Interest rate derivatives—net	(2,656)	(700)	—	1,362	(209)	—	—	—	—	(2,203)	(186)
Currency derivatives—net	(923)	(176)	—	—	—	—	—	—	—	(1,099)	(104)
Equity derivatives—net	3,382	7,456	—	3,647	(6,266)	—	—	—	—	8,219	6,801
Credit derivatives—net	314	(57)	—	—	—	—	—	—	—	257	(46)

Total derivative financial instruments—net	117	6,523	—	5,009	(6,475)	—	—	—	—	5,174	6,465

Financial assets at fair value through profit or loss:
Debt instruments	739,914	(17,082)	(181)	128,723	(16,399)	—	(49,730)	—	(1,078)	784,167	(16,880)
Equity instruments	79,230	(1,054)	—	7,706	(2,574)	—	(997)	—	(360)	81,951	(2,553)

Total financial assets at fair value through profit or loss	819,144	(18,136)	(181)	136,429	(18,973)	—	(50,727)	—	(1,438)	866,118	(19,433)

Investment securities at fair value through other comprehensive income:
Equity instruments	525,869	—	17,222	3,708	(4,366)	—	(160)	—	—	542,273	—

Total investment securities at fair value through other comprehensive income	525,869	—	17,222	3,708	(4,366)	—	(160)	—	—	542,273	—

Financial liabilities designated at fair value through profit or loss	(125,042)	(285)	422	—	—	(22,150)	12,900	—	—	(134,155)	842

Others (3) —liabilities	5,227	3,281	—	—	—	—	—	—	(1,482)	7,026	1,403

Total	¥1,225,315	¥(8,695)	¥17,463	¥146,704	¥(29,814)	¥(22,150)	¥(37,987)	¥39,322	¥(2,920)	¥1,327,238	¥(10,801)

(1)	Settlements for equity instruments include redemption of preferred stocks and receipt of cash distributions which represent a return of investment.
(2)
Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the period. For the six months ended September 30, 2025 and 2024, transfers into Level 3 amounted to ¥
72,155
million and ¥39,322 million, respectively. These transfers into Level 3 were primarily due to an increase in significance of unobservable inputs of certain equity instruments measured at fair value through other comprehensive income and certain trading assets. For the six months ended September 30, 2025 and 2024, transfers out of Level 3 amounted to ¥
1,311 million and ¥2,920
million, respectively. These transfers out of Level 3 were primarily due to a decrease in significance of unobservable inputs of certain financial assets at fair value through profit or loss.

(3)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

Total and Changes in Unrealized Gains or Losses Included in Profit or Loss for Level 3 Financial Assets and Liabilities
The following table presents total gains or losses included in profit or loss for the Level 3 financial assets and liabilities, and changes in unrealized gains or losses included in profit or loss related to those financial assets and liabilities held at September 30, 2025 and 2024 by line item of the consolidated income statements.

	Total gains (losses) included in profit or loss for the six months ended September 30,		Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at September 30,
	2025	2024	2025	2024

	(In millions)
Net interest income	¥397	¥1,479	¥348	¥357
Net trading income	4,717	8,247	6,502	7,433
Net income (loss) from financial assets and liabilities at fair value through profit or loss	13,747	(18,421)	12,595	(18,591)

Total	¥18,861	¥(8,695)	¥19,445	¥(10,801)

Summary of Aggregate Deferred Day One Profit Yet to Be Recognized in Profit
The aggregate deferred day one profit yet to be recognized in profit or loss at the beginning and end of the six months ended September 30, 2025 and 2024, and reconciliation of changes in the balances were as follows:

	For the six months ended September 30,
	2025	2024

	(In millions)
Balance at beginning of period	¥11,030	¥12,173
Increase due to new trades	4,419	3,791
Reduction due to redemption, sales or passage of time	(4,065)	(3,814)

Balance at end of period	¥11,384	¥12,150

Quantitative Information about Significant Unobservable Inputs Used in the Fair Value Measurement for Level 3 Financial Assets and Liabilities
The following tables present quantitative information about significant unobservable inputs used in the fair value measurement for Level 3 financial assets and liabilities at September 30, 2025 and March 31, 2025. Qualitative information about significant unobservable inputs is consistent with those described in Note 45 “Fair Value of Financial Assets and Liabilities” of the Group’s consolidated financial statements for the fiscal year ended March 31, 2025.

	At September 30, 2025
	Assets	Liabilities	Valuation technique(s) (1)	Significant unobservable inputs (1)	Range of inputs (1)
	(In millions)
Derivative financial instruments:
Interest rate derivatives	¥922	¥5,916	Option model	Interest rate to interest rate correlation	28%- 100%
				Quanto correlation	5%-53%
				Foreign exchange volatility	11%
				Interest rate volatility	5%-15%
Currency derivatives	1,152	2,635	Option model	Interest rate to interest rate correlation	31%-100%
				Quanto correlation	9%-50%
				Foreign exchange volatility	9%-12%
Equity derivatives	6,940	3,936	Option model	Equity volatility	0%-69%
Credit derivatives	263	122	Credit Default model	Quanto correlation	18%-30%
Financial assets at fair value through profit or loss:
Debt instruments	828,626	—	Option model	Foreign exchange volatility	13%-42%
			DCF model	Probability of default rate	0%-12%
				Loss given default rate	25%-100%
				Discount margin	5%-8%
			Net asset value (2)	—	—
Equity instruments	91,551	—	Market multiples	Price/Book value multiple	0.8x -1.9x
				Liquidity discount	20%
			DCF model	Probability of default rate	0%
				Loss given default rate	40%
			See note (3) below	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	632,986	—	Market multiples	Price/Book value multiple	0.3x-3.5x
				Liquidity discount	20%
			See note (3) below	—	—
Financial liabilities designated at fair value through profit or loss	—	128,499	Option model	Equity to equity correlation	49%-69%
				Interest rate to interest rate correlation	31%
				Quanto correlation	(3% ) - 50%
				Equity volatility	21%-43%
			Credit Default model	Quanto correlation	18%-30%
Others (4)	—	(20,164)	Option model	Interest rate to interest rate correlation	28%-100%
				Quanto correlation	5%-53%
				Foreign exchange volatility	9%-42%
			Credit Default model	Quanto correlation	18%-30%

	At March 31, 2025
	Assets	Liabilities	Valuation technique(s) (1)	Significant unobservable inputs (1)	Range of inputs (1)
	(In millions)
Trading assets:
Debt instruments	¥41,380	¥—	DCF model	Discount margin	9%
Derivative financial instruments:
Interest rate derivatives	177	4,350	Option model	Interest rate to interest rate correlation	29%-100%
				Quanto correlation	2%-52%
				Foreign exchange volatility	11%
Currency derivatives	1,059	2,950	Option model	Interest rate to interest rate correlation	30%-100%
				Quanto correlation	7%-49%
				Foreign exchange volatility	10%-13%
Equity derivatives	6,072	2,693	Option model	Equity to equity correlation	59%
				Equity volatility	2%-93%
Credit derivatives	290	89	Credit Default model	Quanto correlation	18%-30%
Financial assets at fair value through profit or loss:
Debt instruments	849,122	—	Option model	Foreign exchange volatility	13%-42%
			DCF model	Probability of default rate	0%-27%
				Loss given default rate	20%-100%
				Discount margin	6%-8%
			Net asset value (2)	—	—
Equity instruments	80,144	—	Market multiples	Price/Book value multiple	0.9x-1.5x
				Liquidity discount	20%
			DCF model	Probability of default rate	0%-1%
				Loss given default rate	40%
			See note (3) below	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	550,448	—	Market multiples	Price/Book value multiple	0.3x-3.8x
				Liquidity discount	20%
			See note (3) below	—	—
Financial liabilities designated at fair value through profit or loss	—	129,678	Option model	Equity to equity correlation	51%-70%
				Interest rate to interest rate correlation	30%
				Quanto correlation	3%-49%
				Equity volatility	22%-47%
			Credit Default model	Quanto correlation	18%-30%
Others (4)	—	(14,117)	Option model	Interest rate to interest rate correlation	29%-100%
				Quanto correlation	2%-52%
				Foreign exchange volatility	10%-42%
			Credit Default model	Quanto correlation	18%-30%

(1)	Valuation techniques and unobservable inputs for insignificant Level 3 financial assets and liabilities are excluded.
(2)	The Group has determined that the net asset value represents fair values of certain investment funds.
(3)
Fair values of certain equity instruments such as unlisted stocks are estimated on the basis of an analysis of the investee’s financial position and results, risk profile, prospects and other factors. A range of key inputs is not provided in these tables as it is not practical to do so given the nature of such valuation techniques.

(4)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

Impact of Valuation Sensitivity
The fair value of certain financial assets and liabilities is measured using valuation techniques based on inputs such as prices and rates that are not observable in the market. The following tables present the impact of the valuation sensitivity, if these inputs fluctuate to the extent deemed reasonable and the volatility of such inputs has a significant impact on the fair value. Qualitative information about sensitivity to changes in significant unobservable inputs is consistent with those described in Note 45 “Fair Value of Financial Assets and Liabilities” of the Group’s consolidated financial statements for the fiscal year ended March 31, 2025.

	At September 30, 2025
	Total fair value measured using valuation techniques	Effect recorded in profit or loss		Effect recorded directly in equity
		Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes

	(In millions)
Financial instruments—net:
Derivative financial instruments—net:
Interest rate derivatives—net	¥(4,994)	¥409	¥395	¥—	¥—
Currency derivatives—net	(1,483)	1	1	—	—
Equity derivatives—net	3,004	1,946	1,915	—	—
Credit derivatives—net	141	16	16	—	—
Financial assets at fair value through profit or loss:
Debt instruments	828,626	406	3,786	—	—
Equity instruments	91,551	779	863	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	632,986	—	—	22,605	22,605
Financial liabilities designated at fair value through profit or loss (1)	(128,499)	263	244	—	—
Others (1)(2) —liabilities:	20,164	20	20	—	—

	At March 31, 2025
	Total fair value measured using valuation techniques	Effect recorded in profit or loss		Effect recorded directly in equity
		Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes

	(In millions)
Financial instruments—net:
Trading assets:
Debt instruments	¥41,380	¥2,270	¥2,272	¥—	¥—
Derivative financial instruments—net:
Interest rate derivatives—net	(4,173)	39	39	—	—
Currency derivatives—net	(1,891)	2	2	—	—
Equity derivatives—net	3,379	1,761	1,759	—	—
Credit derivatives—net	201	15	14	—	—
Financial assets at fair value through profit or loss:
Debt instruments	849,122	724	1,560	—	—
Equity instruments	80,144	579	682	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	550,448	—	—	19,371	19,371
Financial liabilities designated at fair value through profit or loss (1)	(129,678)	209	214	—	—
Others (1)(2) —liabilities:	14,117	28	28	—	—

(1)
As part of risk management, the Group enters into transactions to offset the profit or loss of certain financial instruments, including embedded derivatives. Sensitivity of embedded derivatives related to these transactions is presented as derivative financial instruments or financial assets at fair value through profit or loss, according to the presentation of the financial instruments arising from these transactions.

(2)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

Financial Assets and Liabilities Not Carried at Fair Value
The table below presents the carrying amounts and fair values of financial assets and liabilities not carried at fair value on the Group’s consolidated statements of financial position at September 30, 2025 and March 31, 2025. It does not include the carrying amounts and fair values of financial assets and liabilities whose carrying amounts are reasonable approximations of fair values.

		At September 30, 2025		At March 31, 2025
	Notes	Carrying amount	Fair value	Carrying amount	Fair value

	(In millions)
Financial assets:
Investment securities:
Debt instruments at amortized cost	a	¥1,807,246	¥1,791,415	¥366,997	¥360,445
Loans and advances	b	127,088,662	129,509,768	125,190,819	128,022,363
Other financial assets	b	7,516,088	7,512,049	7,061,639	7,057,811

Financial liabilities:
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	c	¥126,150,405	¥126,148,355	¥127,961,773	¥128,007,649
Other deposits	c	61,561,719	61,578,445	62,060,969	62,649,007
Borrowings	c	11,113,058	10,970,765	12,303,909	12,161,162
Debt securities in issue	c	15,185,629	15,878,155	14,387,415	15,232,445
Other financial liabilities	c	11,506,506	11,506,155	10,346,934	10,346,645

a.	The fair values of debt instruments at amortized cost are determined using quoted prices in active markets or observable inputs other than quoted prices in active markets.
b.	(i)	The carrying amounts of loans with no specified repayment dates represent a reasonable estimate of fair value, considering the nature of these financial instruments.
	(ii)	Short-term financial assets: The carrying amounts represent a reasonable estimate of fair value.
	(iii)	Long-term financial assets: Except for impaired loans and advances, the fair values are mostly determined using the discounted cash flow method taking into account certain factors including counterparties’ credit ratings, pledged collateral, and market interest rates. The fair values of impaired loans and advances are generally determined by discounting the estimated future cash flows over the time period they are expected to be recovered and may be based on the appraisal value of underlying collateral as appropriate.
c.	Note that some of the financial liabilities in this category include embedded derivatives, which are separately accounted for, but presented together with the host contract.
	(i)	The carrying amounts of demand deposits and deposits without maturity represent a reasonable estimate of fair value, considering the nature of these financial instruments.
	(ii)	Short-term financial liabilities: The carrying amounts represent a reasonable estimate of fair value.
(iii)
Long-term financial liabilities: The fair values are, in principle, based on the present values of future cash flows calculated using the funding costs for the remaining maturities. The fair values of debt securities in issue are based on a price quoted by a third party, such as a pricing service or broker, or the present values of future cash flows calculated using the rate derived from yields of bonds issued by SMFG, SMBC and other subsidiaries and publicly offered subordinated bonds published by securities firms.

	(iv)	The carrying amounts and fair values of lease liabilities are not included in this table.